Taxation - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			0.00%	0.00%
Deferred tax income	$ (136,431)	$ (185,569)	$ (244,699)	$ (366,385)
Deferred tax liability	59,050		59,050		$ 303,749
Deferred tax assets	$ 57,076,850		$ 57,076,850		50,334,123
Pre-trading capital losses					50,970,000
Pre-trading capital expenses					$ (50,490,000)
Isle of Man
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			0.00%
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			25.00%
Tanzania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			30.00%
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate (as a percent)			25.00%